Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
During the month of September 2011, the Company implemented the 2011 Equity Incentive Plan (the “Plan”) which was approved by shareholders on May 10, 2011. The Plan provides for the issuance of stock options or restricted share awards to employees and directors. Total shares authorized for issuance under the Plan is 417,543 which is further discussed below. Total compensation expense related to the Plan totaled $243,000 and $243,000, respectively, for the years ended December 31, 2013 and 2012.
Stock-Based Compensation
Compensation expense is recognized for stock options and restricted stock awards issued to employees or directors, based on their grant date fair value. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the grant date is used for restricted stock awards.
Compensation expense is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation expense is recognized on a straight-line basis over the requisite service period for the entire award.
Stock Options
The Plan permits stock option grants to its employees or directors for up to 298,246 shares of common stock. Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant, vesting periods of five years, and a 10-year contractual term. Options granted generally vest 20% annually.
The fair value of each option award is estimated on the grant date using a closed form option valuation (Black-Scholes) model based on the assumptions noted below. Expected volatilities are based on historical volatilities of companies within the Company’s peer group. The expected term of options granted represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.
The Company granted 8,000 options during the year ended December 31, 2013 and no options during the year ended December 31, 2012. The fair value of options granted in 2013 was determined by using a risk-free interest rate of 2.32%, an expected term of 7.5 years, an expected stock price volatility of 19.24%, and a dividend yield of 1.57%. The weighted average fair value of options granted during the year ended December 31, 2013 was $2.09.
A summary of the activity in the stock option plan for the year ended December 31, 2013 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Dollars in thousands)
Outstanding at beginning of year	281,829	$6.44	8.0 years	$659
Granted	8,000	10.19	10.0 years
Exercised	(12,968)	6.44
Forfeited or expired	(5,667)	6.44
Outstanding at end of year	271,194	6.55	7.8 years	1,239
Fully vested and expected to vest	271,194	6.55	7.8 years	1,239
Exercisable at end of year	98,570	6.44	7.8 years	461
During the year ended December 31, 2013, 12,968 options were exercised which had an intrinsic value of $52,000. The Company received $84,000 in cash and realized $28,000 in tax benefits related to the exercise of these options. There were no options exercised during the year ended December 31, 2012. At December 31, 2013, there was $260,000 of total unrecognized compensation expense related to nonvested stock options granted under the Plan. The expense is expected to be recognized over a weighted-average period of 2.9 years.
Restricted Share Awards
The Plan provides for the issuance of up to 119,298 of restricted shares to directors and employees. Compensation expense is recognized over the vesting period of the awards based on the grant date fair value of the Company’s common stock as determined by the listing price on the respective date. Shares vest 20% annually over five years. The Plan had 388 shares available for future grant at December 31, 2013.
A summary of changes in the Company’s nonvested restricted shares for the year ended December 31, 2013 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at beginning of year	93,528	$6.44
Granted	2,000	10.19
Vested	(23,382)	6.44
Forfeited	—	—
Nonvested at end of year	72,146	6.54

As of December 31, 2013, there was $427,000 of total unrecognized compensation expense related to nonvested shares granted under the Plan. The expense is expected to be recognized over a weighted-average period of 2.8 years. At December 31, 2013, the nonvested shares had an intrinsic value of $330,000.